Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,415,936	$ 2,792,066
Current assets	765,514	749,910
Total assets	4,181,450	3,541,976
Non-current liabilities	2,059,760	2,052,139
Current liabilities	603,730	685,928
Total liabilities	2,663,490	2,738,067
Equity	1,517,960	803,909	$ 862,369	$ 773,608
Revenue recognized	1,843,267	1,400,038	1,378,663
Gross profit	605,934	485,361	415,685
Operating income	447,253	540,637	304,575
Financial results	160,475	(345,519)	(113,087)
Income tax	298,820	(24,241)	24,883
Net loss	307,912	226,467	165,635
Other comprehensive income / (loss) for the year	463,516	(281,750)	92,007
Total comprehensive loss for the year	771,428	(55,283)	257,642
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	460,853	666,428
Current assets	63,567	86,371
Total assets	524,420	752,799
Non-current liabilities	703,624	906,312
Current liabilities	180,425	215,761
Total liabilities	884,049	1,122,073
Equity	(359,629)	(369,274)
Revenue recognized	108,991	100,252	79,713
Gross profit	40,646	31,262	19,047
Operating income	50,539	37,816	21,328
Financial results	(99,915)	(102,953)	(114,550)
Income tax	(33,332)	3,250	(12,409)
Net loss	(82,708)	(61,887)	(105,631)
Other comprehensive income / (loss) for the year	92,353	(25,918)	(13,748)
Total comprehensive loss for the year	9,645	(87,805)	(119,379)
Increase / (decrease) in cash
Provided by / (used in) operating activities	16,423	6,876	32,188
Used in investing activities	(40)	(16)	(53)
(Used in)/ provided by financing activities	$ (29,942)	$ (12,784)	$ 17,003